Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate and Accumulated Depreciation
SMARTSTOP SELF STORAGE REIT, INC. AND SUBSIDIARIES
SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION
December 31, 2024
(Amounts in thousands)

				Initial Cost to Company					Gross Carrying Amount at December 31, 2024
Description	ST		Encumbrance (6)	Land	Building and Improvements	Total	Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Morrisville	NC	(4)	$—	$531	$1,891	$2,422	$207		$531	$2,098	$2,629	$819	2004	11/3/2014
Cary	NC	(4)	—	1,064	3,301	4,365	264		1,064	3,566	4,630	1,327	1998/2005/2006	11/3/2014
Raleigh	NC	(4)	—	1,186	2,540	3,726	413		1,186	2,954	4,140	1,330	1999	11/3/2014
Myrtle Beach I	SC		8,491	1,482	4,476	5,958	616		1,482	5,093	6,575	2,023	1998/2005-2007	11/3/2014
Myrtle Beach II	SC		6,736	1,690	3,654	5,344	422		1,690	4,077	5,767	1,649	1999/2006	11/3/2014
Whittier	CA		4,323	2,730	2,917	5,647	869		2,730	3,786	6,516	1,646	1989	2/19/2015
La Verne	CA		2,976	1,950	2,037	3,987	353		1,950	2,391	4,341	1,112	1986	1/23/2015
Santa Ana	CA		4,882	4,890	4,007	8,897	839		4,890	4,846	9,736	2,116	1978	2/5/2015
Upland	CA		3,394	2,950	3,017	5,967	714		2,950	3,732	6,682	1,673	1979	1/29/2015
La Habra	CA		3,440	2,060	2,357	4,417	659		2,060	3,017	5,077	1,231	1981	2/5/2015
Monterey Park	CA		2,417	2,020	2,217	4,237	426		2,020	2,644	4,664	1,027	1987	2/5/2015
Huntington Beach	CA		6,555	5,460	4,857	10,317	584		5,460	5,442	10,902	2,268	1986	2/5/2015
Chico	CA		1,093	400	1,337	1,737	393		400	1,731	2,131	769	1984	1/23/2015
Lancaster	CA		1,581	200	1,517	1,717	555		200	2,073	2,273	1,012	1980	1/29/2015
Riverside	CA		2,185	370	2,327	2,697	795		370	3,123	3,493	1,342	1985	1/23/2015
Fairfield	CA		2,580	730	2,947	3,677	432		730	3,380	4,110	1,337	1984	1/23/2015
Lompoc	CA		2,650	1,000	2,747	3,747	402		1,000	3,150	4,150	1,238	1982	2/5/2015
Santa Rosa	CA		6,881	3,150	6,717	9,867	893		3,150	7,611	10,761	3,109	1979-1981	1/29/2015
Vallejo	CA	(4)	—	990	3,947	4,937	568		990	4,516	5,506	1,768	1981	1/29/2015
Federal Heights	CO		2,232	1,100	3,347	4,447	428		1,100	3,776	4,876	1,777	1983	1/29/2015
Aurora	CO		4,510	810	5,907	6,717	1,030		810	6,938	7,748	2,878	1984	2/5/2015
Littleton	CO		2,046	1,680	2,457	4,137	395		1,680	2,852	4,532	1,235	1985	1/23/2015
Bloomingdale	IL		2,232	810	3,857	4,667	552		810	4,410	5,220	1,771	1987	2/19/2015
Crestwood	IL		1,534	250	2,097	2,347	438		250	2,536	2,786	1,111	1987	1/23/2015
Forestville	MD		3,254	1,940	4,347	6,287	1,181		1,940	5,529	7,469	2,676	1988	1/23/2015
Warren I	MI		1,836	230	2,967	3,197	705		230	3,673	3,903	1,535	1996	5/8/2015
Sterling Heights	MI		2,162	250	3,287	3,537	1,003		250	4,291	4,541	1,705	1977	5/21/2015
Troy	MI		3,208	240	4,177	4,417	523		240	4,701	4,941	1,886	1988	5/8/2015
Warren II	MI		2,115	240	3,067	3,307	772		240	3,840	4,080	1,626	1987	5/8/2015
Beverly	NJ		1,302	400	1,697	2,097	472		400	2,169	2,569	835	1988	5/28/2015
Everett	WA		2,557	2,010	2,957	4,967	862		2,010	3,819	5,829	1,529	1986	2/5/2015
Foley	AL		3,882	1,839	5,717	7,556	1,194		1,839	6,912	8,751	2,674	1985/1996/2006	9/11/2015
Tampa	FL		1,534	718	2,257	2,975	733		718	2,992	3,710	1,135	1985	11/3/2015
Boynton Beach	FL		7,671	1,983	15,233	17,216	618		1,983	15,852	17,835	4,389	2004	1/7/2016
Lancaster II	CA		2,209	670	3,711	4,381	413		670	4,125	4,795	1,472	1991	1/11/2016
Milton (2)	ONT		7,834	1,453	7,930	9,383	85	(3)	1,405	8,064	9,469	2,294	2006	2/11/2016
Burlington I (2)	ONT		9,817	3,293	10,279	13,572	209	(3)	3,184	10,597	13,781	3,002	2011	2/11/2016
Oakville I (2)	ONT		11,844	2,655	13,072	15,727	3,765	(3)	2,567	16,927	19,494	4,341	2016	2/11/2016
Oakville II (2)	ONT		10,128	2,983	9,346	12,329	(408)	(3)	2,805	9,117	11,922	2,712	2004	2/29/2016
Burlington II (2)	ONT		6,402	2,944	5,126	8,070	(215)	(3)	2,768	5,087	7,855	1,513	2008	2/29/2016
Xenia	OH	(4)	—	275	2,665	2,940	185		275	2,850	3,125	1,031	2003	4/20/2016
Sidney	OH	(4)	—	255	1,806	2,061	243		255	2,050	2,305	1,064	2003	4/20/2016
Troy	OH	(4)	—	151	2,596	2,747	3,039		151	5,636	5,787	1,169	2003	4/20/2016
Greenville	OH	(4)	—	83	1,909	1,992	1,121		83	3,031	3,114	789	2003	4/20/2016

				Initial Cost to Company					Gross Carrying Amount at December 31, 2024
Description	ST		Encumbrance (6)	Land	Building and Improvements	Total	Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Washington Court House	OH	(4)	—	255	1,882	2,137	214		255	2,097	2,352	774	2003	4/20/2016
Richmond	IN	(4)	—	223	2,944	3,167	333		223	3,279	3,502	1,214	2003	4/20/2016
Connersville	IN	(4)	—	156	1,652	1,808	158		156	1,811	1,967	682	2003	4/20/2016
Port St. Lucie I	FL	(4)	—	2,590	6,340	8,930	318		2,590	6,658	9,248	2,091	1999	4/29/2016
Sacramento	CA	(4)	—	1,205	6,617	7,822	385		991	7,217	8,208	2,081	2006	5/9/2016
Oakland	CA	(4)	—	5,711	6,902	12,613	399		5,711	7,302	13,013	2,118	1979	5/18/2016
Concord	CA	(4)	—	19,090	17,203	36,293	1,258		19,090	18,462	37,552	5,448	1988/1998	5/18/2016
Pompano Beach	FL		8,205	3,948	16,656	20,604	388		3,948	17,045	20,993	4,454	1979	6/1/2016
Lake Worth	FL		9,910	12,108	10,804	22,912	(292)		12,108	10,513	22,621	3,914	1998/2003	6/1/2016
Jupiter	FL		11,104	16,030	10,557	26,587	491		16,030	11,049	27,079	3,342	1992/2012	6/1/2016
Royal Palm Beach	FL		9,316	11,425	13,275	24,700	397		11,425	13,674	25,099	4,634	2001/2003	6/1/2016
Port St. Lucie II	FL		6,897	5,131	8,410	13,541	468		5,131	8,879	14,010	2,873	2002	6/1/2016
Wellington	FL	(4)	—	10,234	11,663	21,897	393		10,234	12,057	22,291	3,393	2005	6/1/2016
Doral	FL	(4)	—	11,336	11,485	22,821	456		11,336	11,942	23,278	3,447	1998	6/1/2016
Plantation	FL		15,267	12,989	19,225	32,214	877		12,989	20,103	33,092	5,658	2002/2012	6/1/2016
Naples	FL	(4)	—	11,789	12,771	24,560	457		11,789	13,229	25,018	3,664	2002	6/1/2016
Delray	FL		11,379	17,097	12,984	30,081	464		17,097	13,449	30,546	3,861	2003	6/1/2016
Baltimore	MD	(4)	—	3,898	22,428	26,326	768		3,898	23,197	27,095	6,833	1990/2014	6/1/2016
Sonoma	CA		6,795	3,468	3,680	7,148	234		3,468	3,915	7,383	1,232	1984	6/14/2016
Las Vegas I	NV		11,159	2,391	11,118	13,509	383		2,391	11,502	13,893	3,035	2002	7/28/2016
Las Vegas II	NV		11,208	3,840	9,917	13,757	373		3,840	10,291	14,131	2,978	2000	9/23/2016
Las Vegas III	NV		8,474	2,566	6,339	8,905	509		2,566	6,849	9,415	2,032	1989	9/27/2016
Asheville I	NC	(4)	—	3,620	11,174	14,794	604		3,620	11,778	15,398	3,470	1988/2005/2015	12/30/2016
Asheville II	NC	(4)	—	1,765	3,107	4,872	281		1,765	3,389	5,154	1,066	1984	12/30/2016
Hendersonville I	NC	(4)	—	1,082	3,441	4,523	(455)		1,082	2,987	4,069	1,088	1982	12/30/2016
Asheville III	NC	(4)	—	5,097	4,620	9,717	314		5,097	4,935	10,032	1,620	1991/2002	12/30/2016
Arden	NC	(4)	—	1,790	10,266	12,056	596		1,790	10,863	12,653	2,891	1973	12/30/2016
Asheville IV	N C	(4)	—	4,558	4,455	9,013	321		4,558	4,777	9,335	1,587	1985/1986/2005	12/30/2016
Asheville V	NC	(4)	—	2,415	7,826	10,241	463		2,415	8,290	10,705	2,449	1978/2009/2014	12/30/2016
Asheville VI	NC	(4)	—	1,306	5,121	6,427	296		1,306	5,419	6,725	1,509	2004	12/30/2016
Asheville VIII (5)	NC	(4)	—	1,765	6,163	7,928	(6,163)		1,765	—	1,765	—	1968/2002	12/30/2016
Hendersonville II	NC	(4)	—	2,598	5,037	7,635	357		2,598	5,396	7,994	1,881	1989/2003	12/30/2016
Asheville VII	NC	(4)	—	782	2,140	2,922	114		782	2,254	3,036	711	1999	12/30/2016
Sweeten Creek Land	NC		—	348	—	348	—		348	—	348	—	N/A	12/30/2016
Highland Center Land	NC		—	50	—	50	—		50	—	50	—	N/A	12/30/2016
Aurora II	CO	(4)	—	1,585	8,196	9,781	169		1,585	8,367	9,952	2,629	2012	1/11/2017
Dufferin (2)	ONT		17,111	6,259	16,287	22,546	322	(3)	6,169	16,700	22,869	4,332	2015	2/1/2017
Mavis (2)	ONT		13,131	4,657	14,494	19,151	71	(3)	4,591	14,632	19,223	3,735	2013	2/1/2017
Brewster (2)	ONT		9,670	4,136	9,527	13,663	7	(3)	4,077	9,595	13,672	2,519	2013	2/1/2017
Granite (2)	ONT		8,858	3,126	8,701	11,827	27	(3)	3,082	8,774	11,856	2,177	1998/2016	2/1/2017
Centennial (2)	ONT		7,537	1,715	11,429	13,144	(104)	(3)	1,690	11,350	13,040	2,737	2016/2017	2/1/2017
Ft. Pierce	FL		8,765	1,153	12,398	13,551	523		1,153	12,923	14,076	2,422	2008	1/24/2019
Russell Blvd, Las Vegas II	NV	(4)	—	3,434	15,449	18,883	874		3,510	16,249	19,759	3,772	1996	1/24/2019
Jones Blvd, Las Vegas I	NV	(4)	—	1,975	12,565	14,540	271		1,975	12,837	14,812	2,399	1999	1/24/2019
Airport Rd, Colorado Springs	CO	(4)	—	870	7,878	8,748	366		870	8,244	9,114	1,666	1983	1/24/2019
Riverside	CA	(4)	—	1,260	6,996	8,256	527		1,260	7,523	8,783	1,595	1980	1/24/2019

				Initial Cost to Company					Gross Carrying Amount at December 31, 2024
Description	ST		Encumbrance (6)	Land	Building and Improvements	Total	Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Stockton	CA	(4)	—	784	7,706	8,490	247		784	7,955	8,739	1,639	1984	1/24/2019
Azusa	CA	(4)	—	4,385	9,154	13,539	247		4,385	9,400	13,785	1,836	1986	1/24/2019
Romeoville	IL	(4)	—	965	5,755	6,720	377		965	6,133	7,098	1,359	1986	1/24/2019
Elgin	IL	(4)	—	1,162	2,895	4,057	201		1,162	3,096	4,258	858	1986	1/24/2019
San Antonio I	TX	(4)	—	1,603	9,196	10,799	221		1,603	9,417	11,020	1,865	1998	1/24/2019
Kingwood	TX	(4)	—	1,016	9,359	10,375	380		1,016	9,738	10,754	1,990	2001	1/24/2019
Aurora III	CO	(4)	—	1,678	5,958	7,636	138		1,678	6,096	7,774	1,592	2015	1/24/2019
Stoney Creek I (2)	ONT		8,144	2,363	8,154	10,517	(638)	(3)	2,195	7,684	9,879	1,555	N/A	1/24/2019
Torbarrie (2)	ONT		7,836	2,714	5,263	7,977	7,047	(3)	2,521	12,504	15,025	2,279	1980	1/24/2019
Baseline	AZ	(4)	—	1,307	11,385	12,692	244		1,307	11,629	12,936	2,375	2016	1/24/2019
3173 Sweeten Creek Rd, Asheville	NC	(4)	—	1,036	8,765	9,801	1,235		1,036	9,999	11,035	1,864	1982	1/24/2019
Elk Grove	IL	(4)	—	2,384	6,000	8,384	1,496		2,384	7,496	9,880	1,437	2016	1/24/2019
Garden Grove	CA	(4)	—	8,076	13,152	21,228	319		8,076	13,472	21,548	2,673	2017	1/24/2019
Deaverview Rd, Asheville	NC	(4)	—	1,449	4,412	5,861	330		1,449	4,742	6,191	1,080	1992	1/24/2019
Highland Center Blvd, Asheville	NC	(4)	—	1,764	4,823	6,587	322		1,764	5,145	6,909	1,136	1994	1/24/2019
Sarasota	FL	(4)	—	1,084	7,360	8,444	342		1,084	7,702	8,786	1,456	2017	1/24/2019
Mount Pleasant	SC	(4)	—	1,055	5,679	6,734	143		1,055	5,821	6,876	1,102	2016	1/24/2019
Nantucket	MA		20,207	5,855	33,211	39,066	238		5,855	33,448	39,303	6,060	2002	1/24/2019
Pembroke Pines	FL	(4)	—	3,147	14,296	17,443	161		3,147	14,457	17,604	2,784	2018	1/24/2019
Riverview	FL	(4)	—	1,593	7,102	8,695	3,375		2,406	9,665	12,071	1,816	2018	1/24/2019
Eastlake	CA	(4)	—	2,120	15,418	17,538	179		2,120	15,597	17,717	2,769	2018	1/24/2019
McKinney	TX	(4)	—	2,177	9,321	11,498	270		2,102	9,666	11,768	1,837	2016	1/24/2019
Hualapai Way, Las Vegas	NV	(4)	—	743	9,019	9,762	113		743	9,132	9,875	1,728	2018	1/24/2019
Gilbert	AZ	(4)	—	1,380	9,021	10,401	386		1,038	9,749	10,787	1,759	2019	7/11/2019
Industrial, Jensen Beach	FL		4,009	894	6,969	7,863	46		894	7,016	7,910	888	1979	3/17/2021
Emmett F Lowry Expy, Texas City	TX		5,112	940	8,643	9,583	247		940	8,890	9,830	1,114	2010	3/17/2021
Van Buren Blvd, Riverside II	CA		3,510	2,308	7,393	9,701	282		2,308	7,676	9,984	919	1984	3/17/2021
Las Vegas Blvd, Las Vegas	NV		5,413	923	11,036	11,959	126		923	11,161	12,084	1,269	1996	3/17/2021
Goodlette Rd, Naples	FL	(4)	—	2,468	18,647	21,115	631		2,468	19,278	21,746	2,215	2001	3/17/2021
Centennial Pkwy, LV II	NV		7,118	1,397	15,194	16,591	74		1,397	15,267	16,664	1,798	2006	3/17/2021
Texas Ave, College Station	TX	(4)	—	3,530	5,584	9,114	217		3,530	5,800	9,330	809	2004	3/17/2021
Meridian Ave, Puyallup	WA		6,616	5,748	9,884	15,632	254		5,748	10,138	15,886	1,417	1990	3/17/2021
Westheimer Pkwy, Katy	TX	(4)	—	1,213	6,424	7,637	40		1,213	6,464	7,677	773	2003	3/17/2021
FM 1488, The Woodlands II	TX	(4)	—	1,946	8,906	10,852	113		1,946	9,019	10,965	1,136	2007	3/17/2021
Hwy 290, Cypress	TX	(4)	—	2,832	5,260	8,092	133		2,832	5,393	8,225	732	2002	3/17/2021
Lake Houston Pkwy, Humble	TX	(4)	—	2,476	6,539	9,015	111		2,476	6,651	9,127	966	2004	3/17/2021
Gosling Rd, The Woodlands	TX	(4)	—	1,249	7,314	8,563	113		1,249	7,427	8,676	931	2002	3/17/2021
Queenston Blvd, Houston	TX	(4)	—	778	5,242	6,020	334		778	5,577	6,355	723	2007	3/17/2021
Jim Johnson Rd, Plant City	FL		8,722	1,177	20,046	21,223	208		1,177	20,254	21,431	2,869	2004	3/17/2021
Frelinghuysen Ave, Newark	NJ	(4)	—	10,701	24,755	35,456	2,000		10,701	26,754	37,455	3,370	1931	3/17/2021
Redmond Fall City Rd, Redmond	WA	(4)	—	3,875	7,061	10,936	111		3,875	7,172	11,047	966	1997	3/17/2021

				Initial Cost to Company					Gross Carrying Amount at December 31, 2024
Description	ST		Encumbrance (6)	Land	Building and Improvements	Total	Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Greenway Rd, Surprise	AZ	(4)	—	1,340	7,588	8,928	93		1,340	7,681	9,021	949	2019	3/17/2021
Marshall Farms Rd, Ocoee	FL	(4)	—	1,253	10,931	12,184	291		1,252	11,223	12,475	1,284	2019	3/17/2021
Ardrey Kell Rd, Charlotte	NC	(4)	—	1,316	15,140	16,456	—		1,315	15,140	16,455	1,738	2018	3/17/2021
University City Blvd, Charlotte II	NC	(4)	—	1,135	11,302	12,437	37		1,134	11,338	12,472	1,333	2017	3/17/2021
Hydraulic Rd, Charlottesville	VA	(4)	—	1,846	16,268	18,114	215		1,846	16,484	18,330	1,856	2017	3/17/2021
Metcalf St, Escondido	CA	(4)	—	1,019	18,019	19,038	193		1,019	18,213	19,232	2,022	2019	3/17/2021
Tamiami Trail, Punta Gorda	FL	(4)	—	2,035	15,765	17,800	264		2,035	16,029	18,064	1,883	1992	3/17/2021
Iroquois Shore Rd, Oakville (2)	ONT		9,641	1,423	18,638	20,061	(2,508)	(3)	1,239	16,314	17,553	1,774	2020	4/16/2021
Van Buren Blvd, Riverside III	CA	(4)	—	3,705	6,512	10,217	262		3,705	6,774	10,479	957	1996	5/27/2021
Alameda Pkwy, Lakewood	CO	(4)	—	2,134	14,751	16,885	524		2,134	15,275	17,409	1,574	1998	10/19/2021
Algonquin Rd, Algonquin	IL	(4)	—	717	17,439	18,156	693		717	18,132	18,849	1,734	1987	2/8/2022
Pell Circle, Sacramento	CA	(4)	—	1,797	22,829	24,626	326		1,797	23,155	24,952	2,053	1981	5/10/2022
St Johns Commons Rd, St Johns	FL	(4)	—	1,099	14,432	15,531	178		1,099	14,611	15,710	1,163	2017	5/17/2022
Mills Station Rd, Sacramento	CA	(4)	—	2,686	13,075	15,761	57		2,686	13,132	15,818	1,158	1979	6/1/2022
Capitol Dr, Milwaukee	WI	(4)	—	543	9,133	9,676	193		543	9,326	9,869	767	1941	6/1/2022
Happy Valley Rd, Phoenix	AZ	(4)	—	1,311	16,909	18,220	21		1,311	16,930	18,241	1,342	2018	6/1/2022
West Rd, Houston	TX	(4)	—	1,066	11,782	12,848	237		1,066	12,020	13,086	992	1996	6/1/2022
Bothell Everett, Mill Creek	WA	(4)	—	4,814	28,675	33,489	381		4,814	29,056	33,870	2,663	2003	6/1/2022
NE 12th Ave, Homestead	FL	(4)	—	1,607	32,910	34,517	62		1,607	32,971	34,578	2,525	2019	6/1/2022
Durango Dr, Las Vegas	NV	(4)	—	2,675	26,985	29,660	16		2,675	27,001	29,676	2,092	2019	6/1/2022
State Rd 54, Lutz	FL	(4)	—	1,897	23,290	25,187	128		1,897	23,418	25,315	1,883	2020	6/1/2022
34th St N, St. Petersburg	FL	(4)	—	2,355	26,031	28,386	177		2,355	26,208	28,563	1,993	2019	6/1/2022
93rd Ave SW, Olympia	WA	(4)	—	2,159	18,459	20,618	106		2,159	18,564	20,723	1,582	2006	6/1/2022
Aurora IV	CO	(4)	—	1,223	10,445	11,668	180		1,223	10,626	11,849	874	2018	6/28/2022

				Initial Cost to Company				Gross Carrying Amount at December 31, 2024
Description	ST		Encumbrance (6)	Land	Building and Improvements	Total	Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Walnut Grove Ave, San Gabriel	CA	(4)	—	9,449	14,265	23,714	68	9,449	14,333	23,782	537	2023	7/13/2023
Colorado Springs II (Boychuk Ave)	CO	(4)	—	2,795	7,047	9,842	218	2,795	7,264	10,059	219	2002	4/11/2024
SpartanBurg	SC	(4)	—	1,613	11,217	12,830	94	1,613	11,311	12,924	160	2020	7/16/2024
Miami	FL	(4)	—	3,855	26,553	30,408	—	3,855	26,553	30,408	209	2023	9/24/2024
Nantucket II	MA		10,642	4,330	4,909	9,239	—	4,330	4,909	9,239	17	2016	11/20/2024
Aurora V	CO		17,756	2,509	11,558	14,067	—	2,509	11,558	14,067	21	2019	12/11/2024
San Jose	CA		21,845	3,497	15,580	19,077	6	3,497	15,586	19,083	16	2000	12/19/2024
Washington, DC	DC		21,957	3,362	14,236	17,598	—	3,362	14,236	17,598	14	2019	12/19/2024
Ladera Ranch	CA		70,000	30,936	36,561	67,497	—	30,936	36,561	67,497	35	2003	12/20/2024
Corporate Office	CA		3,736	975	5,525	6,500	714	975	6,239	7,214	1,011	2018	1/24/2019

			$557,543	$481,712	$1,544,803	$2,026,515	$64,598	$480,539	$1,610,657	$2,091,196	$305,132

(1)	The aggregate cost of real estate for United States federal income tax purposes is approximately $2,109 million.
(2)	This property is located in Ontario, Canada.
(3)	The change in cost at these self storage facilities are the net of the impact of foreign exchange rate changes and any actual additions.
(4)	The equity interest in these wholly-owned subsidiaries that directly own these unencumbered real estate assets comprise the borrowing base of the Credit Facility and the 2032 Private Placement Notes, and such equity interests were pledged as of December 31, 2024 for the benefit of the lenders thereunder. The outstanding principal balance of the Credit Facility and the 2032 Private Placement Notes was approximately $614.8 million and $150.0 million, respectively, as of December 31, 2024.
(5)	Amounts for this property’s building and improvements, and accumulated depreciation reflect the write down of the carrying value of approximately $6.5 million and $1.9 million, respectively, due to a casualty loss sustained at the property. Please see Note 3 – Real Estate of the Notes to the Consolidated Financial Statements for additional detail.
(6)	Unless otherwise stated, such amount represents an allocation of the outstanding principal balance as of December 31, 2024 of the loan encumbering each property. Such property along with certain other properties serve as collateral for the respective loan on a joint and several basis. As such, the allocation amongst each property encumbering the loan was determined by allocating the loan balance, based upon the proportional historical appraised values, as applicable, as utilized by the lender at the inception of the loan.

Activity in real estate facilities during 2024, 2023, and 2022 was as follows:

	2024	2023	2022
Real estate facilities
Balance at beginning of year	$1,924,746	$1,887,206	$1,593,624
Facility acquisitions	180,559	23,697	298,342
Casualty loss	(6,541)
Impact of foreign exchange rate changes and other	(16,374)	4,342	(12,984)
Improvements and additions	8,806	9,501	8,224

Balance at end of year	$2,091,196	$1,924,746	$1,887,206

Accumulated depreciation
Balance at beginning of year	$(255,844)	$(202,683)	$(155,927)
Casualty loss	1,913	—	—
Depreciation expense	(53,975)	(52,620)	(48,400)
Impact of foreign exchange rate changes and other	2,774	(541)	1,644

Balance at end of year	$(305,132)	$(255,844)	$(202,683)

Construction in process
Balance at beginning of year	$5,977	$4,491	$1,799
Net additions and assets placed into service	3,526	1,486	2,692

Balance at end of year	$9,503	$5,977	$4,491

Real estate facilities, net	$1,795,567	$1,674,879	$1,689,014